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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6529
Columbia Funds Trust VI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	7/31/05

Date of reporting period:	10/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	Columbia Growth & Income Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 6.6%
Hotels, Restaurants & Leisure – 0.8%
	Harrah’s Entertainment, Inc.	101,874	5,961,667
	McDonald’s Corp.	343,182	10,003,755
	Hotels, Restaurants & Leisure Total		15,965,422
Media – 3.5%
	Clear Channel Communications, Inc.	374,328	12,502,555
	McGraw-Hill Companies, Inc.	254,400	21,942,000
	Time Warner, Inc. (a)	1,327,140	22,083,610
	Viacom, Inc., Class A	231,527	8,580,391
	Media Total		65,108,556
Multiline Retail – 0.2%
	May Department Stores Co.	178,320	4,647,019
	Multiline Retail Total		4,647,019
Specialty Retail – 2.1%
	Home Depot, Inc.	238,192	9,784,927
	Limited Brands, Inc.	454,232	11,255,869
	Office Depot, Inc. (a)	1,100,715	17,820,576
	Specialty Retail Total		38,861,372
	CONSUMER DISCRETIONARY TOTAL		124,582,369
CONSUMER STAPLES – 10.3%
Beverages – 1.8%
	PepsiCo, Inc.	672,423	33,338,732
	Beverages Total		33,338,732
Food & Staples Retailing – 1.5%
	Costco Wholesale Corp.	578,398	27,728,400
	Food & Staples Retailing Total		27,728,400
Food Products – 2.3%
	ConAgra Foods, Inc.	709,403	18,728,239
	Kraft Foods, Inc., Class A	754,621	25,136,426
	Food Products Total		43,864,665
Household Products – 3.7%
	Clorox Co.	434,891	23,745,049
	Kimberly-Clark Corp.	392,954	23,447,565
	Procter & Gamble Co.	457,490	23,414,338
	Household Products Total		70,606,952

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.0%
	Altria Group, Inc.	379,482	18,389,698
		Tobacco Total	18,389,698
	CONSUMER STAPLES TOTAL		193,928,447
ENERGY – 13.7%
Energy Equipment & Services – 1.2%
	Halliburton Co.	621,742	23,029,324
	Energy Equipment & Services Total		23,029,324
Oil & Gas – 12.5%
	BP PLC, ADR	878,903	51,196,100
	ChevronTexaco Corp.	193,838	10,285,044
	ConocoPhillips	664,314	56,008,313
	Exxon Mobil Corp.	1,427,507	70,261,895
	Marathon Oil Corp.	676,038	25,763,808
	Royal Dutch Petroleum Co., N.Y. Registered Shares	417,598	22,650,515
	Oil & Gas Total		236,165,675
	ENERGY TOTAL		259,194,999
FINANCIALS – 29.9%
Capital Markets – 3.9%
	Bank of New York Co., Inc.	809,142	26,264,749
	Goldman Sachs Group, Inc.	170,293	16,753,425
	Morgan Stanley	332,308	16,977,616
	State Street Corp.	279,158	12,576,068
	Capital Markets Total		72,571,858
Commercial Banks – 7.0%
	National City Corp.	499,578	19,468,555
	U.S. Bancorp	1,527,294	43,695,881
	Wachovia Corp.	507,486	24,973,386
	Wells Fargo & Co.	741,956	44,309,612
	Commercial Banks Total		132,447,434
Consumer Finance – 0.8%
	MBNA Corp.	581,233	14,897,002
	Consumer Finance Total		14,897,002
Diversified Financial Services – 7.0%
	Citigroup, Inc.	1,719,244	76,282,856
	JPMorgan Chase & Co.	1,455,043	56,164,660
	Diversified Financial Services Total		132,447,516
Insurance – 7.8%
	AFLAC, Inc.	280,194	10,053,361

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Ambac Financial Group, Inc.	278,330	21,726,440
	American International Group, Inc.	599,472	36,393,945
	Chubb Corp.	136,619	9,854,328
	Hartford Financial Services Group, Inc.	242,359	14,173,154
	Lincoln National Corp.	510,143	22,344,263
	Willis Group Holdings Ltd.	311,410	11,195,190
	XL Capital Ltd., Class A	279,559	20,268,028
	Insurance Total		146,008,709
Real Estate – 1.8%
	Archstone-Smith Trust, REIT	336,937	11,304,236
	Avalonbay Communities, Inc., REIT	157,700	10,324,619
	Kimco Realty Corp., REIT	228,576	12,468,821
	Real Estate Total		34,097,676
Thrifts & Mortgage Finance – 1.6%
	Countrywide Financial Corp.	359,272	11,471,555
	Freddie Mac	291,630	19,422,558
	Thrifts & Mortgage Finance Total		30,894,113
	FINANCIALS TOTAL		563,364,308
HEALTH CARE – 4.4%
Health Care Providers & Services – 1.6%
	Aetna, Inc.	321,760	30,567,200
	Health Care Providers & Services Total		30,567,200
Pharmaceuticals – 2.8%
	Bristol-Myers Squibb Co.	349,046	8,178,148
	Johnson & Johnson	185,035	10,802,343
	Merck & Co., Inc.	418,885	13,115,290
	Pfizer, Inc.	672,133	19,458,250
	Pharmaceuticals Total		51,554,031
	HEALTH CARE TOTAL		82,121,231
INDUSTRIALS – 11.8%
Aerospace & Defense – 3.6%
	General Dynamics Corp.	238,154	24,320,286
	Raytheon Co.	283,062	10,326,102
	United Technologies Corp.	356,688	33,107,780
	Aerospace & Defense Total		67,754,168
Commercial Services & Supplies – 1.8%
	Cendant Corp.	433,061	8,916,726
	Republic Services, Inc.	168,898	5,202,058

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
	Waste Management, Inc.	707,966	20,162,872
	Commercial Services & Supplies Total		34,281,656

Industrial Conglomerates – 4.5%
	General Electric Co.	1,529,582	52,189,338
	Textron, Inc.	484,748	33,035,576
	Industrial Conglomerates Total		85,224,914
Machinery – 1.9%
	Deere & Co.	322,243	19,263,687
	Eaton Corp.	28,200	1,803,390
	Ingersoll-Rand Co., Class A	194,643	13,321,367
	Machinery Total		34,388,444
	INDUSTRIALS TOTAL		221,649,182
INFORMATION TECHNOLOGY – 6.0%
Communications Equipment – 1.1%
	Nokia Oyj, ADR	1,351,680	20,842,906
	Communications Equipment Total		20,842,906
Computers & Peripherals – 2.0%
	International Business Machines Corp.	216,202	19,404,130
	Lexmark International, Inc., Class A (a)	231,301	19,223,426
	Computers & Peripherals Total		38,627,556
IT Services – 1.2%
	Accenture Ltd., Class A (a)	914,238	22,133,702
	IT Services Total		22,133,702
Office Electronics – 1.2%
	Xerox Corp. (a)	1,579,303	23,326,305
	Office Electronics Total		23,326,305
Software – 0.5%
	Microsoft Corp.	319,541	8,943,952
	Software Total		8,943,952
	INFORMATION TECHNOLOGY TOTAL		113,874,421
MATERIALS – 3.7%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	571,875	30,412,312
	Chemicals Total		30,412,312
Paper & Forest Products – 2.1%
	MeadWestvaco Corp.	765,925	24,149,615

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)

	Weyerhaeuser Co.	247,640	15,512,170
	Paper & Forest Products Total		39,661,785
	MATERIALS TOTAL		70,074,097

TELECOMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 4.8%
	BellSouth Corp.	561,796	14,983,100
	SBC Communications, Inc.	1,626,720	41,090,947
	Verizon Communications, Inc.	875,890	34,247,299
	Diversified Telecommunication Services Total		90,321,346
	TELECOMMUNICATION SERVICES TOTAL		90,321,346
UTILITIES – 6.5%
Electric Utilities – 6.5%
	American Electric Power Co., Inc.	639,124	21,046,353
	Consolidated Edison, Inc.	724,817	31,493,299
	Entergy Corp.	276,552	18,075,439
	PG&E Corp. (a)	312,810	10,022,432
	TXU Corp.	687,335	42,078,649
	Electric Utilities Total		122,716,172
	UTILITIES TOTAL		122,716,172

	Total Common Stocks (cost of $1,545,127,982)		1,841,826,572

Investment Management Company – 1.7%
	iShares Russell 1000 Value Index Fund	528,932	32,555,764

	Total Investment Management Company (cost of $32,051,020)		32,555,764

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 05/15/16, market value of $11,296,819 (repurchase proceeds $11,075,615)	11,074,000	11,074,000

	Total Short-Term Obligation (cost of $11,074,000)		11,074,000

Value ($)*

Total Investments – 100.0% (cost of $1,588,253,002)(b)(c)	1,885,456,336

Other Assets & Liabilities, Net – 0.0%	422,654

Net Assets – 100.0%	1,885,878,990

Notes to Investment Portfolio:

*

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,588,253,002.

(c)	Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$327,360,810	$(30,157,476)	$297,203,334

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 27, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 27, 2004